Total Equity - Summary of Foreign Currency Translation Adjustments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 09, 2017	Dec. 31, 2016
Disclosure Of Foreign Currency Translation Reserves [Line Items]
Total	$ 1,973,854,394	$ 1,997,491,047	$ 1,989,013,953	$ 5,940,601	$ 1,729,760,249
Reserve for Exchange Differences in Foreign Currency Translation [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
Total	2,911,473	7,221,971	12,608,918		$ 16,210,841
Reserve for Exchange Differences in Foreign Currency Translation [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
Total	2,028,830
Reserve for Exchange Differences in Foreign Currency Translation [Member] | GasAtacama Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
Total		6,674,136	11,688,351
Reserve for Exchange Differences in Foreign Currency Translation [Member] | Others [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
Total	$ 882,643	$ 547,835	$ 920,567